Schedule of detailed information about property plant and equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	$ 2,591,861	$ 3,035,875	$ 3,035,875
Ending			2,591,861	$ 3,035,875
Property, plant and equipment, carrying amount			2,591,861	3,035,875
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Ending	2,783,326	2,794,701
Property, plant and equipment, carrying amount	2,783,326	2,794,701
Fixtures and fittings [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			26,311	34,225
Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	27,664	31,579
Office equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			33,378	39,657
Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	41,267	37,734
Medical Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			15,304	21,138
Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	15,008	115,616
Computer equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			114,425	108,716
Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	125,557	105,966
Renovation [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			276,355	288,748
Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	283,323	318,769
Laboratory [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			1,515,138	1,850,766
Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	1,613,793	1,634,109
Aircraft [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			473	596
Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	3,219	519
Mobile device [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			433	604
Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	459	492
Laboratory Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			423,751	524,832
Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	457,395	472,434
Machinery [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			137,685	144,677
Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	164,036	37,969
Computer And ICT [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			10,287	11,807
Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	12,691	11,019
Signboard [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount			38,321
Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, carrying amount	38,913	25,322
Motor vehicles [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning		10,109	10,109
Ending				10,109
Property, plant and equipment, carrying amount				10,109
Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Ending		3,172
Property, plant and equipment, carrying amount	1	3,173
Gross carrying amount [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	4,497,090	4,690,035	4,690,035	4,791,627
Additions			221,317	274,467
Written off			(103,224)	(148,148)
Exchange difference			(311,038)	(227,911)
Ending			4,497,090	4,690,035
Exchange difference			311,038	227,911
Gross carrying amount [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	4,497,090	4,690,035	4,690,035
Additions	72,659	160,272
Exchange difference	(653,686)	274,884
Ending	5,223,435	4,575,423	4,497,090	4,690,035
Exchange difference	653,686	(274,884)
Gross carrying amount [member] | Fixtures and fittings [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	70,263	76,412	76,412	75,847
Additions			3,557	4,156
Written off			(4,694)
Exchange difference			(5,012)	(3,591)
Ending			70,263	76,412
Exchange difference			5,012	3,591
Gross carrying amount [member] | Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	70,263	76,412	76,412
Additions	1,475	2,990
Exchange difference	(10,338)	4,478
Ending	82,076	74,924	70,263	76,412
Exchange difference	10,338	(4,478)
Gross carrying amount [member] | Office equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	89,925	94,392	94,392	96,665
Additions			7,699	2,327
Written off			(5,916)
Exchange difference			(6,250)	(4,600)
Ending			89,925	94,392
Exchange difference			6,250	4,600
Gross carrying amount [member] | Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	89,925	94,392	94,392
Additions	7,445	4,169
Exchange difference	(13,232)	5,532
Ending	110,602	93,029	89,925	94,392
Exchange difference	13,232	(5,532)
Gross carrying amount [member] | Medical Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	22,208	23,775	23,775	1,251
Additions				23,425
Written off				(1,015)
Exchange difference			(1,567)	114
Ending			22,208	23,775
Exchange difference			1,567	(114)
Gross carrying amount [member] | Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	22,208	23,775	23,775
Additions		13,012
Exchange difference	(3,268)	(142,701)
Ending	25,476	179,488	22,208	23,775
Exchange difference	3,268	142,701
Gross carrying amount [member] | Computer equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	187,568	169,144	169,144	175,972
Additions			30,094	1,566
Written off
Exchange difference			(11,670)	(8,394)
Ending			187,568	169,144
Exchange difference			11,670	8,394
Gross carrying amount [member] | Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	187,568	169,144	169,144
Additions	4,645	11,792
Exchange difference	(27,598)	9,913
Ending	219,811	171,023	187,568	169,144
Exchange difference	27,598	(9,913)
Gross carrying amount [member] | Renovation [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	612,090	670,338	670,338	699,652
Additions			78,274	4,077
Written off			(92,614)
Exchange difference			(43,908)	(33,391)
Ending			612,090	670,338
Exchange difference			43,908	33,391
Gross carrying amount [member] | Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	612,090	670,338	670,338
Additions		77,498
Exchange difference	(90,062)	39,288
Ending	702,152	708,548	612,090	670,338
Exchange difference	90,062	(39,288)
Gross carrying amount [member] | Laboratory [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	2,146,949	2,298,359	2,298,359	2,297,908
Additions				120,184
Written off				(10,817)
Exchange difference			(151,410)	(108,916)
Ending			2,146,949	2,298,359
Exchange difference			151,410	108,916
Gross carrying amount [member] | Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	2,146,949	2,298,359	2,298,359
Additions
Exchange difference	(315,897)	134,708
Ending	2,462,846	2,163,651	2,146,949	2,298,359
Exchange difference	315,897	(134,708)
Gross carrying amount [member] | Aircraft [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,121	1,200	1,200	1,260
Additions
Written off
Exchange difference			(79)	(60)
Ending			1,121	1,200
Exchange difference			79	60
Gross carrying amount [member] | Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,121	1,200	1,200
Additions	2,778
Exchange difference	(165)	70
Ending	4,064	1,130	1,121	1,200
Exchange difference	165	(70)
Gross carrying amount [member] | Mobile device [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,132	1,211	1,211	940
Additions				314
Written off
Exchange difference			(79)	(43)
Ending			1,132	1,211
Exchange difference			79	43
Gross carrying amount [member] | Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,132	1,211	1,211
Additions
Exchange difference	(166)	71
Ending	1,298	1,140	1,132	1,211
Exchange difference	166	(71)
Gross carrying amount [member] | Laboratory Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	767,253	794,506	794,506	754,360
Additions			25,536	85,703
Written off				(10,112)
Exchange difference			(52,789)	(35,445)
Ending			767,253	794,506
Exchange difference			52,789	35,445
Gross carrying amount [member] | Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	767,253	794,506	794,506
Additions	31,295	23,716
Exchange difference	(104,886)	46,567
Ending	903,434	771,655	767,253	794,506
Exchange difference	104,886	(46,567)
Gross carrying amount [member] | Machinery [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	289,977	277,938	277,938	400,616
Additions			30,891	23,466
Written off				(126,204)
Exchange difference			(18,852)	(19,940)
Ending			289,977	277,938
Exchange difference			18,852	19,940
Gross carrying amount [member] | Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	289,977	277,938	277,938
Additions	23,352
Exchange difference	(42,667)	160,385
Ending	355,996	117,553	289,977	277,938
Exchange difference	42,667	(160,385)
Gross carrying amount [member] | Computer And ICT [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	12,932	13,256	13,256	4,132
Additions			560	9,249
Written off
Exchange difference			(884)	(125)
Ending			12,932	13,256
Exchange difference			884	125
Gross carrying amount [member] | Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	12,932	13,256	13,256
Additions	1,669	554
Exchange difference	(1,903)	777
Ending	16,504	13,033	12,932	13,256
Exchange difference	1,903	(777)
Gross carrying amount [member] | Signboard [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	43,922
Additions			44,706
Written off
Exchange difference			(784)
Ending			43,922
Exchange difference			784
Gross carrying amount [member] | Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	43,922
Additions		26,541
Exchange difference	(6,462)
Ending	50,384	26,541	43,922
Exchange difference	6,462
Gross carrying amount [member] | Motor vehicles [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	251,750	269,504	269,504	283,024
Additions
Written off
Exchange difference			(17,754)	(13,520)
Ending			251,750	269,504
Exchange difference			17,754	13,520
Gross carrying amount [member] | Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	251,750	269,504	269,504
Additions
Exchange difference	(37,042)	15,796
Ending	288,792	253,708	251,750	269,504
Exchange difference	37,042	(15,796)
Accumulated Depreciation [Member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,905,229	1,654,160	1,654,160	1,312,870
Written off			(89,141)	(78,986)
Exchange difference			(115,403)	(59,585)
Ending			1,905,229	1,654,160
Charge for the financial period			455,613	479,861
Exchange difference			115,403	59,585
Accumulated Depreciation [Member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	1,905,229	1,654,160	1,654,160
Exchange difference	284,358	97,509
Ending	2,440,109	1,780,722	1,905,229	1,654,160
Charge for the financial period	250,522	224,071
Exchange difference	(284,358)	(97,509)
Accumulated Depreciation [Member] | Fixtures and fittings [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	43,952	42,187	42,187	36,565
Written off			(2,806)
Exchange difference			(2,859)	(1,690)
Ending			43,952	42,187
Charge for the financial period			7,430	7,312
Exchange difference			2,859	1,690
Accumulated Depreciation [Member] | Fixtures and fittings [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	43,952	42,187	42,187
Exchange difference	6,558	2,482
Ending	54,412	43,345	43,952	42,187
Charge for the financial period	3,902	3,640
Exchange difference	(6,558)	(2,482)
Accumulated Depreciation [Member] | Office equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	56,547	54,735	54,735	49,125
Written off			(2,188)
Exchange difference			(3,702)	(2,285)
Ending			56,547	54,735
Charge for the financial period			7,702	7,895
Exchange difference			3,702	2,285
Accumulated Depreciation [Member] | Office equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	56,547	54,735	54,735
Exchange difference	8,423	3,217
Ending	69,335	55,295	56,547	54,735
Charge for the financial period	4,365	3,777
Exchange difference	(8,423)	(3,217)
Accumulated Depreciation [Member] | Medical Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	6,904	2,637	2,637	570
Written off				(118)
Exchange difference			(254)	(11)
Ending			6,904	2,637
Charge for the financial period			4,521	2,196
Exchange difference			254	11
Accumulated Depreciation [Member] | Medical Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	6,904	2,637	2,637
Exchange difference	1,075	(51,564)
Ending	10,468	63,872	6,904	2,637
Charge for the financial period	2,489	9,671
Exchange difference	(1,075)	51,564
Accumulated Depreciation [Member] | Computer equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	73,143	60,428	60,428	46,014
Written off
Exchange difference			(4,280)	(2,069)
Ending			73,143	60,428
Charge for the financial period			16,995	16,483
Exchange difference			4,280	2,069
Accumulated Depreciation [Member] | Computer equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	73,143	60,428	60,428
Exchange difference	11,000	3,562
Ending	94,254	65,057	73,143	60,428
Charge for the financial period	10,111	8,191
Exchange difference	(11,000)	(3,562)
Accumulated Depreciation [Member] | Renovation [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	335,735	381,590	381,590	330,758
Written off			(84,147)
Exchange difference			(24,767)	(15,284)
Ending			335,735	381,590
Charge for the financial period			63,059	66,116
Exchange difference			24,767	15,284
Accumulated Depreciation [Member] | Renovation [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	335,735	381,590	381,590
Exchange difference	50,173	22,441
Ending	418,829	389,779	335,735	381,590
Charge for the financial period	32,921	30,630
Exchange difference	(50,173)	(22,441)
Accumulated Depreciation [Member] | Laboratory [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	631,811	447,593	447,593	229,791
Written off				(1,983)
Exchange difference			(33,305)	(9,204)
Ending			631,811	447,593
Charge for the financial period			217,523	228,989
Exchange difference			33,305	9,204
Accumulated Depreciation [Member] | Laboratory [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	631,811	447,593	447,593
Exchange difference	96,931	26,504
Ending	849,053	529,542	631,811	447,593
Charge for the financial period	120,311	108,453
Exchange difference	(96,931)	(26,504)
Accumulated Depreciation [Member] | Aircraft [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	648	604	604	509
Written off
Exchange difference			(41)	(24)
Ending			648	604
Charge for the financial period			85	119
Exchange difference			41	24
Accumulated Depreciation [Member] | Aircraft [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	648	604	604
Exchange difference	98	35
Ending	845	611	648	604
Charge for the financial period	99	42
Exchange difference	(98)	(35)
Accumulated Depreciation [Member] | Mobile device [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	699	607	607	480
Written off
Exchange difference			(42)	(21)
Ending			699	607
Charge for the financial period			134	148
Exchange difference			42	21
Accumulated Depreciation [Member] | Mobile device [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	699	607	607
Exchange difference	104	35
Ending	839	648	699	607
Charge for the financial period	36	76
Exchange difference	(104)	(35)
Accumulated Depreciation [Member] | Laboratory Equipment [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	343,502	269,674	269,674	187,903
Written off				(6,904)
Exchange difference			(19,401)	(8,273)
Ending			343,502	269,674
Charge for the financial period			93,229	96,948
Exchange difference			19,401	8,273
Accumulated Depreciation [Member] | Laboratory Equipment [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	343,502	269,674	269,674
Exchange difference	48,802	15,919
Ending	446,039	299,221	343,502	269,674
Charge for the financial period	55,735	45,466
Exchange difference	(48,802)	(15,919)
Accumulated Depreciation [Member] | Machinery [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	152,292	133,261	133,261	172,196
Written off				(69,981)
Exchange difference			(9,276)	(8,464)
Ending			152,292	133,261
Charge for the financial period			28,307	39,510
Exchange difference			9,276	8,464
Accumulated Depreciation [Member] | Machinery [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	152,292	133,261	133,261
Exchange difference	22,805	59,569
Ending	191,960	79,584	152,292	133,261
Charge for the financial period	16,863	5,892
Exchange difference	(22,805)	(59,569)
Accumulated Depreciation [Member] | Computer And ICT [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	2,645	1,449	1,449	707
Written off
Exchange difference			(118)	(28)
Ending			2,645	1,449
Charge for the financial period			1,314	770
Exchange difference			118	28
Accumulated Depreciation [Member] | Computer And ICT [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	2,645	1,449	1,449
Exchange difference	407	86
Ending	3,813	2,014	2,645	1,449
Charge for the financial period	761	651
Exchange difference	(407)	(86)
Accumulated Depreciation [Member] | Signboard [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	5,601
Written off
Exchange difference			(101)
Ending			5,601
Charge for the financial period			5,702
Exchange difference			101
Accumulated Depreciation [Member] | Signboard [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	5,601
Exchange difference	941	3
Ending	11,471	1,219	5,601
Charge for the financial period	4,929	1,222
Exchange difference	(941)	(3)
Accumulated Depreciation [Member] | Motor vehicles [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Beginning	251,750	259,395	259,395	258,252
Written off
Exchange difference			(17,257)	(12,232)
Ending			251,750	259,395
Charge for the financial period			9,612	13,375
Exchange difference			17,257	12,232
Accumulated Depreciation [Member] | Motor vehicles [member] | Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Beginning	251,750	259,395	259,395
Exchange difference	37,041	15,220
Ending	288,791	250,535	$ 251,750	$ 259,395
Charge for the financial period		6,360
Exchange difference	$ (37,041)	$ (15,220)